Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid In Capital	Deficit Accumulated During Development Stage	Total
Inception, (July 10, 2012) at Jul. 09, 2012
Issuance of common stock for cash	$ 80,000,000	$ 80,000	$ (76,000)		$ 4,000
Issuance of common stock for services	200,000	200	300		500
Net loss				(44,444)	(44,444)
Balance, December 31, 2012	80,200,000	80,200	(75,700)	(44,444)	(39,944)
Issuance of common stock for cash	10,000,000	10,000	40,000		50,000
Issuance of common stock for services	1,000,000	1,000	4,000		5,000
Cancellation of common stock for services	(1,000,000)	(1,000)	(4,000)		(5,000)
Forgiveness of debt with related party			14,202		14,202
Issuance of common stock for cash	1,470,000	1,470	292,530		294,000
Issuance of common stock for cash	1,355,000	1,355	1,082,645		1,084,000
Net loss				$ (143,575)	$ (143,575)
Balance, December 31, 2013 at Dec. 31, 2013	93,025,000	93,025	1,353,677	(188,019)	1,258,683